Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares to be Issued [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2018		$ 21,909	$ (11,909)		$ (836,412)	$ (826,412)
Balance, shares at Mar. 31, 2018		21,908,810
Shares issued for recapitalization		$ 6,500	(6,500)
Shares issued for recapitalization, Shares		6,500,000
Costs of recapitalization			(495,760)			(495,760)
Shares issued for cash		$ 6,500	1,293,518			1,300,018
Shares issued for cash, share		6,500,090
Fair value of shares issued for settlement of convertible notes payable		$ 3,771	$ 1,011,229			$ 1,015,000
Fair value of shares issued for settlement of convertible notes payable, shares		3,771,040
Fair value of shares issued for services		520	193,510			194,030
Fair value of shares issued for services, shares		$ 520,150
Fair value of warrants issued for services			$ 376,510			$ 376,510
Cash received for shares to be issued				306,000		306,000
Net loss					(1,613,972)	(1,613,972)
Balance at Dec. 31, 2018		$ 39,200	2,360,598	306,000	(2,450,384)	255,414
Balance, shares at Dec. 31, 2018		39,200,090
Shares issued for cash		$ 3,000	$ 1,315,000	$ (206,000)		$ 1,112,000
Shares issued for cash, share		2,642,750
Fair value of shares issued for services			106,000	1,750,000		1,856,000
Fair value of shares issued for services, shares		$ 212,505
Shares issued for cashless exercise of warrants		$ 3,000	$ (3,000)
Shares issued for cashless exercise of warrants, shares		2,590,910
Net loss					(3,018,000)	(3,017,000)
Balance at Sep. 30, 2019		$ 45,000	3,778,000	1,850,000	(5,468,000)	205,000
Balance, shares at Sep. 30, 2019		44,646,255
Balance at Dec. 31, 2018		$ 39,200	2,360,598	306,000	(2,450,384)	255,414
Balance, shares at Dec. 31, 2018		39,200,090
Shares issued for cash		$ 6,331	$ 2,084,044			$ 2,090,375
Shares issued for cash, share		6,330,750
Fair value of shares issued for services		213	106,040	2,317,868		2,424,121
Fair value of shares issued for services, shares		$ 212,505
Cash received for shares to be issued				$ 530,000		$ 530,000
Issuance of shares		$ 612	305,388	(306,000)
Issuance of shares, shares		612,000
Shares issued for cashless exercise of warrants		$ 2,590	(2,590)
Shares issued for cashless exercise of warrants, shares		2,590,910
Fair value of vested options			711,404			711,404
Fair value of shares issued for loan fee		$ 141	54,849			54,990
Fair value of shares issued for loan fee, shares		141,000
Net loss					(5,787,364)	(5,787,364)
Balance at Dec. 31, 2019		$ 49,087	5,619,733	2,847,868	(8,237,748)	278,940
Balance, shares at Dec. 31, 2019		49,087,255
Balance at Jun. 30, 2019		$ 42,000	2,374,000	2,303,000	(4,539,000)	180,000
Balance, shares at Jun. 30, 2019		41,823,505
Shares issued for cash		$ 3,000	$ 937,000	$ (454,000)		$ 486,000
Shares issued for cash, share		2,642,750
Fair value of shares issued for services			467,000			467,000
Fair value of shares issued for services, shares		$ 180,000
Net loss					$ (928,000)	$ (928,000)
Balance at Sep. 30, 2019		$ 45,000	3,778,000	1,850,000	(5,468,000)	205,000
Balance, shares at Sep. 30, 2019		44,646,255
Balance at Dec. 31, 2019		$ 49,087	5,619,733	2,847,868	(8,237,748)	278,940
Balance, shares at Dec. 31, 2019		49,087,255
Shares issued for cash		$ 1,000	$ 75,000	$ 50,000		$ 126,000
Shares issued for cash, share		407,408
Fair value of shares issued for services		1,000	24,000	946,000		971,000
Fair value of shares issued for services, shares		$ 750,000
Issuance of shares		$ 6,000	$ 529,000	$ (535,000)
Issuance of shares, shares		5,000,000
Fair value of vested options			250,000			250,000
Fair value of shares issued to employees and officer		$ 1,000	105,000			106,000
Fair value of shares issued to employees and officer, shares		451,198
Shares issued for conversion of Convertible Notes		$ 3,000	208,000			211,000
Shares issued for conversion of Convertible Notes, shares		3,955,747
Fair value of preferred shares issued to officer	$ 2,000		463,000			465,000
Fair value of preferred shares issued to officer, shares	2,500,000
Beneficial conversion feature of issued convertible notes			1,568,000			1,568,000
Fair value of shares issued for loan fee		$ 1,000	93,000	11,000		105,000
Fair value of shares issued for loan fee, shares		1,127,522
Net loss					(5,931,000)	(5,931,000)
Balance at Sep. 30, 2020	$ 2,000	$ 62,000	8,935,000	3,320,000	(14,169,000)	(1,850,000)
Balance, shares at Sep. 30, 2020	2,500,000	60,779,130
Balance at Jun. 30, 2020	$ 2,000	$ 57,000	7,474,000	3,116,000	(11,463,000)	(814,000)
Balance, shares at Jun. 30, 2020	2,500,000	56,900,978
Shares issued for cash				$ 20,000		$ 20,000
Shares issued for cash, share
Fair value of shares issued for services			(162,000)	184,000		22,000
Fair value of shares issued for services, shares		$ (500,117)
Fair value of vested options			$ 68,000			$ 68,000
Fair value of shares issued to employees and officer		$ 1,000	54,000			55,000
Fair value of shares issued to employees and officer, shares
Shares issued for conversion of Convertible Notes		$ 3,000	208,000			211,000
Shares issued for conversion of Convertible Notes, shares		3,955,747
Beneficial conversion feature of issued convertible notes			1,277,000			1,277,000
Fair value of shares issued for loan fee		$ 1,000	16,000			17,000
Fair value of shares issued for loan fee, shares		422,522
Net loss					(2,706,000)	(2,706,000)
Balance at Sep. 30, 2020	$ 2,000	$ 62,000	$ 8,935,000	$ 3,320,000	$ (14,169,000)	$ (1,850,000)
Balance, shares at Sep. 30, 2020	2,500,000	60,779,130